GuidePath® Tactical Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2019

Number of Shares		Value
	COMMON STOCKS - 61.66%
	Biotechnology - 0.70%
25,629	Alexion Pharmaceuticals, Inc. (b)	$2,771,776
	Capital Markets - 7.58%
19,334	FactSet Research Systems, Inc. (a)	5,187,312
171,500	Interactive Brokers Group, Inc. - Class A (a)	7,995,330
25,275	MarketAxess Holdings, Inc.	9,582,005
13,883	Moody's Corp. (a)	3,295,963
13,946	S&P Global, Inc.	3,807,956
		29,868,566
	Chemicals - 2.27%
84,145	Scotts Miracle Grow Co.	8,934,516
	Consumer Finance - 0.69%
75,415	Synchrony Financial	2,715,694
	Containers & Packaging - 0.72%
91,736	Silgan Holdings, Inc.	2,851,155
	Diversified Financial Services - 0.78%
50,194	Voya Financial, Inc.	3,060,830
	Electric Utilities - 6.99%
88,135	Avangrid, Inc.	4,508,987
41,529	Edison International (a)	3,131,702
41,613	Entergy Corp.	4,985,237
55,636	Evergy, Inc.	3,621,347
38,376	IDACORP, Inc.	4,098,557
94,554	OGE Energy Corp.	4,204,816
47,004	Xcel Energy, Inc. (a)	2,984,284
		27,534,930
	Food Products - 1.86%
49,819	Hershey Co.	7,322,397
	Health Care Equipment & Supplies - 2.79%
71,566	Danaher Corp. (a)	10,983,950
	Health Care Providers & Services - 0.93%
8,371	Chemed Corp.	3,677,045
	Household Durables - 1.44%
793	NVR, Inc. (b)	3,020,069
68,705	PulteGroup, Inc.	2,665,754
		5,685,823
	Household Products - 2.98%
57,902	Clorox Co. (a)	8,890,273
56,911	Energizer Holdings, Inc. (a)	2,858,071
		11,748,344
	Insurance - 13.34%
299,252	Aflac, Inc. (a)	15,830,431
79,988	Arch Capital Group Ltd. (b)	3,430,685
193,053	Brighthouse Financial, Inc. (b)	7,573,469
55,911	Erie Indemnity Co. - Class A	9,281,226
21,740	Hanover Insurance Group, Inc.	2,971,206
39,103	Kemper Corp.	3,030,482
58,379	MetLife, Inc.	2,975,578
38,184	RenaissanceRe Holdings Ltd.	7,484,828
		52,577,905
	IT Services - 0.75%
67,860	CoreLogic Inc	2,966,161
	Media - 2.59%
237,088	Discovery, Inc. - Class A (a)(b)	7,228,813
90,963	Discovery, Inc. - Class C (b)	2,978,129
		10,206,942
	Metals & Mining - 1.55%
49,945	Royal Gold, Inc. (a)	6,105,776
	Multi-Utilities - 3.24%
55,640	Ameren Corp.	4,273,152
88,709	CMS Energy Corp.	5,574,473
19,129	Sempra Energy	2,897,661
		12,745,286
	Pharmaceuticals - 6.34%
197,839	Bristol-Myers Squibb Co. (a)	12,699,286
89,060	Horizon Therapeutics Plc (b)	3,223,972
68,504	Zoetis, Inc.	9,066,504
		24,989,762
	Professional Services - 0.85%
44,517	IHS Markit Ltd. (b)	3,354,356
	Software - 3.27%
84,824	VMware, Inc. - Class A (a)	12,875,435
	Total Common Stocks (Cost $238,926,123)	242,976,649

	INVESTMENT COMPANIES - 28.68%
	Exchange Traded Funds - 28.68%
804,373	ProShares UltraPro S&P 500 ETF (a)	56,314,154
41,507	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	3,794,985
178,777	Vanguard S&P 500 ETF	52,882,236
		112,991,375
	Total Investment Companies (Cost $90,895,208)	112,991,375

	REAL ESTATE INVESTMENT TRUSTS - 8.44%
813,527	AGNC Investment Corp.	14,383,157
24,924	AvalonBay Communities, Inc.	5,226,563
50,110	Equity LifeStyle Properties, Inc.	3,527,243
19,299	Simon Property Group, Inc.	2,874,779
108,754	Vornado Realty Trust	7,232,141
	Total Real Estate Investment Trusts (Cost $32,998,603)	33,243,883

	SHORT TERM INVESTMENTS - 0.67%
	Money Market Funds - 0.67%
2,655,441	DWS Government Money Market Series - Institutional Shares
	Effective Yield 1.55% (c)	2,655,441
	Total Short Term Investments (Cost $2,655,441)	2,655,441

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 13.31%
52,458,356	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.80% (c)	52,458,356
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $52,458,356)	52,458,356

	Total Investments (Cost $417,933,731) - 112.76%	444,325,704
	Liabilities in Excess of Other Assets - (12.76)%	(50,289,230)
	TOTAL NET ASSETS - 100.00%	$394,036,474

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2019.